Fair value measurement	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair value measurement

10. Fair value measurement:

The following table sets forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy.

	Level 1	Level 2	Level 3	Total
As at March 31, 2023
Assets
Cash	$2,304,757	$-	$-	$2,304,757
Long term cash equivalent	22,334	-	-	22,334
Liabilities
Derivative liability – warrants	-	-	-	-
Total net assets measured and recorded at fair value	$2,327,091	$-	$-	$2,327,091

	Level 1	Level 2	Level 3	Total
As at December 31, 2022
Assets
Cash	$2,363,530	$-	$-	$2,363,530
Long term cash equivalent	22,310	-	-	22,310
Liabilities
Derivative liability – warrants	-	(51)	-	(51)
Total assets (liabilities) measured and recorded at fair value	$2,385,840	$(51)	$-	$2,385,789